OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2017
OTHER NON-CURRENT ASSETS
OTHER NON-CURRENT ASSETS

10.OTHER NON-CURRENT ASSETS

Other non-current assets consisted of the following:

	As of December 31,
	2016	2017

Rental deposits	2,914	3,110

	2,914	3,110

Rental deposits represent office and kindergartens rental deposits for the Group’s daily operations, which will not be refunded within one year.